Employee benefits (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Value Increase Decrease [Domain]
Projected benefit obligation at the end of the year	₨ 529	₨ 446	₨ 382	₨ 299
Plan assets at the end of the year	(503)	(399)	(357)	₨ (271)
Funded status amount of liability recognized in the Balance Sheet	₨ 26	₨ 47	₨ 25